Trade receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Summary of Trade receivables

	As of December 31, 2022	As of June 30, 2023
	RMB’000	RMB’000
Trade receivables	152,256	200,737
Allowance for expected credit loss	(22,252)	(19,017)
Total	130,004	181,720

Summary of Of loss allowance for trade receivables

	As of December 31, 2022	As of June 30, 2023
	RMB’000	RMB’000
Beginning of the year/period	2,470	22,252
Provision for/ (reversal) of expected credit loss,net	19,782	(3,235)
End of the year/period	22,252	19,017